Income tax and social contribution (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Liabilities [Abstract]
Timing differences of depreciation - finance leasing	R$ 283,232	R$ 381,119
Adjustment to market value of securities	1,215,588	213,404
Judicial deposit and others	4,508,775	2,673,285
Total	R$ 6,007,595	R$ 3,267,808